Earnings per Unit and Cash Distributions - Additional Information (Details)			3 Months Ended				6 Months Ended
	Sep. 07, 2021 $ / shares shares	May 27, 2021 shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2022 Vote $ / shares shares
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units							208,333
Potentially dilutive preferred units							3,541,666
Common Units
Distribution Made to Limited Partner
Number of units in exchange of IDRs	673,080
Common Units | Minimum
Distribution Made to Limited Partner
Distributions to each unitholder, Per unit | $ / shares	$ 0.52
Common Units | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			24,293,458				24,293,458
Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			9,492,985				9,492,985
Class B Units.
Distribution Made to Limited Partner
Conversion of Units			84,135	84,135	84,135
Number of units in exchange of IDRs	673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold						0.125
Units conversion ratio			1	1	1	1
Potentially dilutive preferred units							420,675
Series A Preferred Unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares			$ 24.00				$ 24.00
Percentage of annual rate							8.00%
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date			100.00%				100.00%
Percentage of Cash issue price							70.00%
Percentage of common unit issue price							80.00%
Aggregate issue price of outstanding							130.00%
Preferred units number of votes for each units | Vote							1
Tortoise Direct Opportunities Fund LP | Series A Preferred Stock
Distribution Made to Limited Partner
Shares held		416,677
Issue of Units		208,333
Conversion of Units		208,334
Tortoise Direct Opportunities Fund LP | Common Units
Distribution Made to Limited Partner
Conversion of Units		215,292
Conversion rate		1.0334
Partners' Capital Account, Units, Conversion Rate		1.0334
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest							71.70%
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest							28.02%
KNOT. | Common Units | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding			90,368				90,368
KNOT. | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest							0.30%
KNOT. | Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest							1.80%
Number of general partner units outstanding			640,278				640,278